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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANIES

REGISTRATION NO.
811-07696

IOWA PUBLIC AGENCY INVESTMENT TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
c/o Miles Capital

1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

Elizabeth Grob, Esq.

Ahlers & Cooney, P.C.

100 Court Avenue, Suite 600, Des Moines, Iowa 50309

 (NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

GWENETH K. GOSSELINK	JOHN C. MILES, ESQ.
IOWA PUBLIC AGENCY INVESTMENT TRUST	CLINE, WILLIAMS, WRIGHT, JOHNSON & OLDFATHER
1415 28th STREET, SUITE 200	1900 U.S. BANK BUILDING, 233 S. 13TH STREET
WEST DES MOINES, IOWA 50266	LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 06/30

DATE OF REPORTING PERIOD: 03/31/2016

ITEM 1. SCHEDULE OF PORTFOLIO HOLDINGS

Iowa Public Agency Investment Trust
As of March 31, 2016

US Government and Agency Obligations (30.9%)	Principal	Amortized Cost
FHLB 0.63% 12/28/16	3,700,000.00	3,700,417.60
FHLB 0.53% 06/27/16	3,000,000.00	3,000,830.69
FHLB 0.50% 09/28/16	3,000,000.00	3,000,932.85
FHLB 0.63% 11/23/16	1,000,000.00	1,001,047.00
FHLB 0.25% 04/29/16	665,000.00	664,992.66
FHLB 0.38% 01/17/17	5,000,000.00	4,994,479.43
FHLB 0.38% 07/22/16	2,000,000.00	1,999,855.46
FHLB 0.50% 09/15/16	1,250,000.00	1,250,277.63
FHLB 0.32 06/15/16	4,000,000.00	4,000,105.30
FHLB 0.43% 10/07/16	3,000,000.00	2,999,274.59
FHLB 0.75% 12/28/16	3,000,000.00	3,000,000.00
FHLB 0.47% 09/26/16	5,000,000.00	5,000,853.37
FHLB 0.46% 08/19/16	3,100,000.00	3,099,696.49
FHLB 0.47% 08/26/16	4,000,000.00	3,999,347.60
FHLB 2.00% 09/09/16	9,000,000.00	9,061,022.77
FHLB 1.63% 12/09/16	3,000,000.00	3,017,894.99
FHLB 0.38% 06/24/16	5,000,000.00	5,000,362.33
FFCB 0.80% 12/01/16	1,000,000.00	1,000,983.76
FFCB 0.50% 05/04/16	5,000,000.00	5,000,607.71
FFCB 0.48% 04/17/17	4,300,000.00	4,300,042.46
FFCB 0.50% 07/25/16	4,050,000.00	4,050,533.99
FFCB 0.46% 12/19/16	3,200,000.00	3,197,852.85
FFCB 0.46% 03/29/17	9,000,000.00	8,995,313.69
FHLB 5.38% 04/12/16	850,000.00	851,317.30
FREDDIE MAC 0.40% 05/27/16	550,000.00	550,064.05
FNMA DISCOUNT 0.00% 05/23/16	3,000,000.00	2,998,578.65
FANNIE MAE 1.25% 09/28/16	7,000,000.00	7,027,687.80
FANNIE MAE 0.38% 07/05/16	4,532,000.00	4,531,523.34
FANNIE MAE 0.63% 08/26/16	4,250,000.00	4,249,388.72
FREDDIE MAC 2.00% 08/25/16	5,000,000.00	5,029,707.68
FREDDIE MAC 0.88% 10/14/16	2,000,000.00	2,004,736.08
Total US Government and Agency Obligations	112,447,000.00	112,579,728.84

Repurchase Agreements (31.6%)
Wells Fargo Repo 0.32% 4/1/16	115,453,000.00	115,453,000.00
Total Repurchase Agreements	115,453,000.00	115,453,000.00

Certificates of Deposit (37.5%)
CDARS CD Farmers & Merchants 0.42% 05/19/16	1,000,000.00	1,000,000.00
CDARS CD Treynor State Bank 0.35% 06/02/16	1,500,000.00	1,500,000.00
CDARS CD Treynor State Bank 0.35% 06/09/16	1,000,000.00	1,000,000.00
CDARS CD Treynor State Bank 0.35% 06/23/16	5,000,000.00	5,000,000.00
CDARS CD Treynor State Bank 0.35% 07/14/16	2,000,000.00	2,000,000.00
Comm Savings Manchester DDA 14633 - 0.40%	249,281.02	249,281.02
First National Bank of Omaha ICS SA0004 - 0.35%	108,877,787.18	108,877,787.18
First National Bank of Omaha - Collateralized SA0004 - 0.35%	14,219,400.17	14,219,400.17
Northwest Bank Spencer DDA 32647 - 0.40%	2,250,000.00	2,250,000.00
Citizens State Bank Pocahontas DDA 26720 - 0.45%	245,000.00	245,000.00
Central State Bank DDA 10903 - 1.00%	245,000.00	245,000.00
Comm Bank of Oelwein DDA 34857 - 0.40%	246,030.84	246,030.84
	136,832,499.21	136,832,499.21
	364,732,499.21	364,865,228.05

VALUATION DISCLOSURES

Security Valuation:  The IPAIT Diversified Portfolio consists of cash and short-term investments valued at amortized cost, which approximates fair value, pursuant to Rule 2a-7 under the Investment Company Act of 1940.  This involves valuing a portfolio security at its original cost on the date of purchase, and thereafter amortizing any premium or discount on the interest method.  Investment policies are followed to maintain a constant net asset value of $1.00 per unit for the portfolio.

Fair Value Measurement:  ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  ASC 820 also establishes a framework for measuring fair value in U.S. generally accepted accounting principles, and requires disclosures about fair value measurements.  As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a fair value hierarchy, which prioritizes the inputs used in measuring fair values.  The hierarchy gives the highest priority to Level 1 measurements and the lowest priority to Level 3 measurements.  These inputs are summarized into three broad levels as described below:

Level 1 –

quoted prices in active markets for identical securities;

Level 2 –

other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services); or

Level 3 –

significant unobservable inputs (including IPAIT’s own assumptions in determining the fair value of investments.)

Securities in the Diversified Portfolio are valued at amortized cost, which approximates fair value, pursuant to Rule 2a-7 under the Investment Company Act of 1940. As of March 31, 2016, these approximate fair values are all considered level 2 valuations.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of May 27, 2016, a date within 90 days of the filing date of this report.

(b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)  Certifications from the Chief Executive Officer and the Chief Financial Officer are attached as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IOWA PUBLIC AGENCY INVESTMENT TRUST

By

Brent Hinson, Chair and Trustee

Date: May 27, 2016

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

By

David W. Miles, Chief Executive Officer, May 27, 2016

By

Amy M. Mitchell, Chief Financial Officer, May 27, 2016